Subsequent Events (Details) - USD ($)				12 Months Ended
	Apr. 30, 2025	Mar. 25, 2025	Jan. 24, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 14, 2025	Nov. 21, 2024	Feb. 14, 2024	Oct. 13, 2023	Apr. 26, 2023	Jan. 17, 2023
Subsequent Events [Line Items]
Interest rate				1.00%					18.00%	4.00%	1.00%
Purchase shares				$ 15,300,000
Aggregate amount payable				14,100,000
loan							$ 350,000
Aggregate gross proceeds				10,754,944
Bottom of range [Member]
Subsequent Events [Line Items]
Amount of additional funds				4,000,000
Debt financing				2,000,000
Debt or equity financing to raise				2,000,000
Top of range [Member]
Subsequent Events [Line Items]
Amount of additional funds				10,000,000
Debt financing				5,000,000
Debt or equity financing to raise				5,000,000
First Towers & Fiber Corp., [Member]
Subsequent Events [Line Items]
Amount lent				$ 1,000,000
Interest rate				2.00%
advance loan				$ 1,000,000
loan				$ 350,000
Subsequent Events [Member] | First Towers & Fiber Corp., [Member]
Subsequent Events [Line Items]
Amount lent	$ 200,000		$ 30,000			$ 170,000
Interest rate			20.00%					20.00%
Subsequent Events [Member] | BC Ltd. [Member]
Subsequent Events [Line Items]
Maturity period			12 months
Subsequent Events [Member] | Mercantile Holdings Inc. [Member]
Subsequent Events [Line Items]
Interest rate	20.00%
Maturity period	12 years		12 months
Forecast [Member]
Subsequent Events [Line Items]
Restricted common share (in Shares)		228,572
Subscription price (in Dollars per share)		$ 1.4
Aggregate gross proceeds		$ 320,000